Net Loss Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Common Share	Net Loss Per Common Share
Sonder’s Amended and Restated Certificate of Incorporation authorizes the issuance of 143,234,881 shares of common stock. The common stock has a par value of $0.000001 per share, and each common stockholder is entitled to one vote per share.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture. Diluted net loss is computed by giving effect to all potential shares of common stock, including stock options, warrants, redeemable convertible preferred stock, and exchangeable shares prior to becoming a public company, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table sets forth the computation of historical basic and diluted net loss per share (in thousands, except per share amounts):

	Years Ended December 31,
	2021	2020
Numerator
Net Loss	$(294,387)	$(250,316)
Denominator
Weighted-average common shares used in computing basic and diluted net loss per share	8,011,660	6,261,247
Net loss per share, basic and diluted	$(36.74)	$(39.98)
The following potential common shares outstanding were excluded from the computation of diluted net loss per share because including them would have been anti-dilutive:

	Years Ended December 31,
	2021	2020
Options to purchase common stock	19,865,244	12,802,899
Common stock subject to repurchase or forfeiture	1,656,613	4,562,207
Redeemable convertible preferred stock(1)	75,767,082	75,664,679
Exchangeable shares	21,991,418	22,017,113
Total common stock equivalents	119,280,357	115,046,898
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(1)Includes the warrants reclassified to equity as of December 31, 2021 and those issued in connection with the 2018 Loan and Security Agreement and related amendment as of December 31, 2021 and 2020.